Other financial assets	12 Months Ended
Mar. 31, 2022
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Other financial assets
12. Other financial assets

	As at March 31,
	2021		2022
Non-current
Security deposits	₹	1,477	₹	1,396
Interest receivables		1,139		—
Finance lease receivables		3,144		4,262
Others		328		426

	₹	6,088	₹	6,084
Current
Security deposits	₹	1,149	₹	1,513
Dues from officers and employees		411		1,301
Interest receivables		1,628		1,835
Finance lease receivables		3,438		5,065
Deposit in interim dividend account		—		27,410
Others		619		5,790

	₹	7,245	₹	42,914

	₹	13,333	₹	48,998

Finance lease receivables
Finance lease receivables consist of assets that are leased to customers for a contract term normally ranging 1 to 5 years, with lease payments due in monthly or quarterly installments. Details of finance lease receivables are given below:

	Minimum lease payments				Present value of minimum lease payments
	As at March 31,
	2021		2022		2021		2022
Not later than one year	₹	3,636	₹	5,223	₹	3,438	₹	5,065
Later than one year but not later than five years		3,264		4,504		3,144		4,262

Gross investment in lease		6,900		9,727		6,582		9,327
Less: Unearned finance income		(318)		(400)		—		—

Present value of minimum lease payment receivables	₹	6,582	₹	9,327	₹	6,582	₹	9,327

Non-current						3,144		4,262
Current						3,438		5,065